INTANGIBLE ASSETS, NET - Schedule of Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2025	$ 4,826
2026	4,243
2027	4,195
2028	3,603
2029	2,026
Thereafter	3,248
Intangible assets, net	$ 22,141	$ 28,010